Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of amounts recognized in consolidated statement of financial position

	For the year ended	For the year ended
	December 31, 2020	December 31, 2019
Right-of-use assets
Land, building and improvements	12,087	7,037
Plant and production equipment	843	1,003
Vehicles, furniture and fixtures	518	340
	13,448	8,380

Lease liabilities
Current	3,477	3,144
Non-current	10,207	5,783
	13,684	8,927

Summary of evolution of right-of-use assets and lease liabilities

Right-of-use assets	2020	2019
Balances at the beginning of the year	8,380	—
Adjustment on adoption of IFRS 16	—	11,846
Adjusted balances at the beginning of the period	8,380	11,846
Additions	7,878	427
Depreciation of the year	(3,213)	(3,443)
Translation differences and inflation adjustment	403	(450)
Balances at the end of the year	13,448	8,380

Lease liabilities	2020	2019
Balances at the beginning of the year	8,927	—
Adjustment on adoption of IFRS 16	—	13,549
Adjusted balances at the beginning of the period	8,927	13,549
New contracts	7,881	436
Lease payments	(3,979)	(5,130)
Leases financial cost	407	477
Translation differences and inflation adjustment	448	(405)
Balances at the end of the year	13,684	8,927

Schedule of maturity of lease liabilities

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2020	3,859	3,691	5,113	3,643	16,306
At December 31, 2019	3,523	898	2,159	4,004	10,584

Schedule of amounts recognized in consolidated statement of income

	For the year ended	For the year ended
	December 31, 2020	December 31, 2019
Depreciation charge of right-of-use assets
Land, building and improvements	(2,790)	(2,957)
Plant and production equipment	(160)	(160)
Vehicles, furniture and fixtures	(263)	(326)
	(3,213)	(3,443)

Financial expenses (Leases financial cost)	(407)	(477)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(927)	(439)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(222)	(204)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	(540)	(2,011)

Summary of minimum lease payments receivable on leases and sub-concession of spaces

	At December 31,	At December 31,
	2020	2019
Within 1 year	66,546	90,914
Between 1 and 5 years	176,019	248,986
Later than 5 years	155,840	296,899
Total	398,405	636,799